Note 3 - Investment Securities (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Investments, Debt and Equity Securities [Abstract]
Proceeds from Sale of Available-for-sale Securities	$ 28,273,634	$ 13,620,956	$ 72,672,795
Available-for-sale Securities, Gross Realized Gains	207,896	67,601	442,124
Available-for-sale Securities, Gross Realized Losses	196,316	45,666	805,928
Held-to-maturity Securities, Sold Security, Realized Gain (Loss)	(23,046)	1,800
Security Owned and Pledged as Collateral, Fair Value	$ 133,754,087	$ 135,531,563
Depreciated Debt Securities With Unrealized Losses	2.37%
Number of Asset-backed Securities Owned	1
Number of Issuance of Trust Preferred Security	1
Other than Temporary Impairment Losses, Investments			$ 366,623